SRA Companies, Inc. Statements of Cash Flows Statement - SRA Companies, Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Net loss	$ (3,942)	$ (4,158)	$ (11,944)	$ (24,162)	$ (317,294)
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation of property and equipment	2,195	2,435	9,151	10,725	13,484
Amortization of intangible assets	11,068	14,772	58,514	72,711	88,147
Stock-based compensation	1,590	2,223	3,910	3,346	2,836
Deferred income taxes	(2,577)	(2,513)	(8,494)	(18,947)	(60,646)
Amortization of original issue discount and debt issuance costs	2,014	2,045	7,235	7,817	7,131
Impairment of goodwill and other assets			0	0	345,753
Gain on the sale of a portion of the Health & Civil business			0	(1,564)	0
Changes in assets and liabilities, net of the effect of acquisitions and divestitures
Accounts receivable	(21,182)	8,286	2,334	48,857	47,792
Prepaid expenses and other	(943)	(2,825)	(660)	9,730	(4,160)
Accounts payable and accrued expenses	(3,763)	(668)	11,973	28,340	(25,853)
Accrued payroll and employee benefits	(8,301)	(4,834)	(950)	(1,604)	(30,883)
Billings in excess of revenue recognized	(1,632)	(1,506)	25	2,799	(40)
Other	1,216	(509)	5,864	7,605	558
Net cash provided by operating activities	(24,257)	12,748	76,958	145,653	66,825
Cash flows from investing activities:
Capital expenditures	(2,930)	(3,146)	(7,480)	(7,355)	(11,791)
Acquisitions, net of cash acquired			(71,476)	0	(33,631)
Proceeds from the sale of a portion of the Health & Civil business			0	5,492	0
Net cash used in investing activities	(2,930)	(3,146)	(78,956)	(1,863)	(45,422)
Cash flows from financing activities:
Borrowings under revolving credit facility			10,000	100,000	75,000
Repayments under revolving credit facility			(10,000)	(100,000)	(75,000)
Repayments of Term Loan B Facility			(10,833)	(40,000)	(20,000)
Cash used in financing activities	0	0	(10,833)	(40,000)	(20,000)
Net increase (decrease) in cash and cash equivalents	(27,187)	9,602	(12,831)	103,790	1,403
Cash and cash equivalents at beginning of period	96,009	108,840	108,840	5,050	3,647
Cash and cash equivalents at end of period	68,822	118,442	96,009	108,840	5,050
Supplementary Cash Flow Information
Cash paid for interest	13,761	20,061	98,159	84,210	93,345
Cash paid (refunds received) for income taxes, net	$ (162)	$ 1,107	$ 1,777	$ (1,003)	$ 1,435